Investment Securities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 M	Mar. 31, 2011	Mar. 31, 2010
Investment Securities [Abstract]
Investment securities other than securities available for sale or being held to maturity, carrying value	¥ 876,333	¥ 1,667,220
Amount of preferred stock issued by Morgan Stanley in cost-method investments		808,266
Aggregate costs of cost-method investments	570,122	515,263
Fair value of investment securities held by certain subsidiaries	33,432	37,024
Amount of cost-method investments, fair value estimated by commonly accepted valuation models	302,318	1,119,292
Amount of cost-method investments, test performed to determine whether any impairment indicator exists	574,015	547,928
Gross realized gains on available for sale of securities	233,253	270,384	344,353
Gross realized losses on available for sale of securities	56,226	35,966	47,117
Impairment losses recognized on cost-method investments	5,829	2,882	24,751
Carrying value of transferred securities from Securities being held to maturity	7,856
Realized gains (losses) on sale of transferred securities from Securities being held to maturity	691
Other than temporary impairment losses from debt securities available for sale classified as corporate bonds	13,782	20,488	29,822
Other than temporary impairment losses of available for sale marketable equity securities	176,073	115,650	62,912
Other than temporary impairment loss included in investment securities gains, net	195,684	139,020	117,485
Cumulative decline in fair value of the credit impaired debt securities which were mainly corporate bonds	18,334	23,708
Credit loss component of impairment losses of debt securities recognized in earnings	30,066	35,458
Other component of impairment losses of debt securities recognized in accumulated other changes in equity from nonowner sources before taxes	¥ 11,732	¥ 11,750
Minimum length of time that fair value of the investment has been below cost to be deemed as other than temporary, Month	6
Minimum percentage of decline in fair value of investment below cost set as an indicator for classifying investments as an other than temporary decline in fair value	20.00%